Basic and Diluted Income (loss) Per Share Disclosure: Schedule of Earnings Per Share, Basic and Diluted (Tables)	Dec. 31, 2020
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	December 31, 2020	December 31, 2019
Basic net loss per share computation:
Net loss	$(148,050)	$(3,035,043)
Weighted-average common shares outstanding	47,238,741	3,641,196
Basic net loss per share	$(0.00)	$(0.83)
Diluted net loss per share computation:
Net loss	$(148,050)	$(3,035,043)
Weighted-average common shares outstanding:	47,238,741	3,641,196
Incremental shares attributable to the assumed exercise of outstanding stock options and warrants	--	--
Total adjusted weighted-average shares	47,238,741	3,641,196
Diluted net loss per share	$(0.00)	$(0.83)